Cover	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 18, 2025, Mobile Infrastructure Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) in connection with the transition of Manuel Chavez, III, the Company’s then Chief Executive Officer, to Executive Chairman of the Board of Directors (the “Board”) and the appointment of Stephanie Hogue to serve as Chief Executive Officer of the Company, effective as of August 1, 2025. This Amendment No. 1 to the Original 8-K (this “Amendment”), is being filed to provide information regarding Mr. Chavez’s and Ms. Hogue’s compensation as Executive Chairman and Chief Executive Officer, respectively, which had not been determined at the time of the filing of the Original 8-K. Except as expressly set forth herein, this Amendment does not amend the Original 8-K in any way and does not modify or update any other disclosures contained in the Original 8-K. This Amendment supplements the Original 8-K and should be read in conjunction with the Original 8-K.
Document Period End Date	Jun. 18, 2025
Entity File Number	001-40415
Entity Registrant Name	MOBILE INFRASTRUCTURE CORPORATION
Entity Central Index Key	0001847874
Entity Tax Identification Number	32-0777356
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	30 W. 4th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BEEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable